Financial Income and Expenses - Summary of Financial Income and Expenses (Parenthetical) (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Detailed Information About Finance Income Expense [Abstract]
Net loss from revaluation of customer finance receivables		kr 262	kr 650
Net gain on revaluation of investments in shares and participations	kr 784	kr 12	kr 149
Net gain from revaluation of customer finance receivables	kr 350